UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA SCIENCE & TECHNOLOGY FUND - 3RD QUARTER REPORT - PERIOD ENDED

APRIL 30, 2010

 [LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3(RD) QUARTER
USAA SCIENCE & TECHNOLOGY FUND
APRIL 30, 2010

                                                                      (Form N-Q)

48495-0610                                   (C)2010, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA SCIENCE & TECHNOLOGY FUND
April 30, 2010 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             EQUITY SECURITIES (98.4%)

             COMMON STOCKS (97.9%)

             CONSUMER DISCRETIONARY (1.6%)
             -----------------------------
             CONSUMER ELECTRONICS (0.5%)
1,718,000    Skyworth Digital Technology Co. Ltd. (a)                $     1,533
                                                                     -----------
             EDUCATION SERVICES (0.5%)
    6,580    Strayer Education, Inc. (b)                                   1,600
                                                                     -----------
             HOTELS, RESORTS, & CRUISE LINES (0.6%)
   53,300    Ctrip.com International Ltd. ADR *                            1,946
                                                                     -----------
             Total Consumer Discretionary                                  5,079
                                                                     -----------
             CONSUMER STAPLES (0.6%)
             -----------------------
             DRUG RETAIL (0.6%)
   53,580    CVS Caremark Corp.                                            1,979
                                                                     -----------
             HEALTH CARE (22.7%)
             -------------------
             BIOTECHNOLOGY (5.0%)
   34,100    3SBio, Inc. ADR *                                               406
   16,900    Affymax, Inc. *                                                 403
   19,100    AMAG Pharmaceuticals, Inc. *                                    652
   32,900    Amgen, Inc. *                                                 1,887
   64,600    Amylin Pharmaceuticals, Inc. *                                1,333
  111,600    Celera Corp. *                                                  834
   34,700    Celgene Corp. *                                               2,150
   45,800    Celldex Therapeutics, Inc. *                                    374
   12,200    Cephalon, Inc. *                                                783
  135,248    Cytokinetics, Inc. *                                            436
   19,000    Gilead Sciences, Inc. *                                         754
  212,072    Incyte Corp. *                                                2,846
   10,700    Ironwood Pharmaceuticals, Inc. *                                138
  118,400    Ligand Pharmaceuticals, Inc. "B" *                              218
    4,400    OSI Pharmaceuticals, Inc. *                                     258
   27,100    Regeneron Pharmaceuticals, Inc. *                               692
    9,700    Rigel Pharmaceuticals, Inc. *                                    75
   50,500    Seattle Genetics, Inc. *                                        636
   80,300    Sigma Technologies International, Inc. *(b)                     552
   21,000    Vertex Pharmaceuticals, Inc. *                                  814
                                                                     -----------
                                                                          16,241
                                                                     -----------
             HEALTH CARE DISTRIBUTORS (1.9%)
   47,800    AmerisourceBergen Corp.                                       1,475
   54,740    Cardinal Health, Inc.                                         1,899
   45,310    McKesson Corp.                                                2,936
                                                                     -----------
                                                                           6,310
                                                                     -----------

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1  | USAA Science & Technology Fund

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                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             HEALTH CARE EQUIPMENT (5.7%)
   45,600    ABIOMED, Inc. *                                         $       440
   34,230    Baxter International, Inc.                                    1,616
   16,600    Beckman Coulter, Inc.                                         1,036
   18,780    C.R. Bard, Inc.                                               1,625
   58,600    China Medical Technologies, Inc. ADR (b)                        813
   50,500    Covidien plc                                                  2,423
   17,981    DiaSorin S.p.A. (a)                                             672
   21,040    Hospira, Inc. *                                               1,132
    7,600    Masimo Corp.                                                    178
   85,000    Medtronic, Inc.                                               3,714
   49,200    St. Jude Medical, Inc. *                                      2,008
   96,300    Volcano Corp. *                                               2,313
   21,800    Wright Medical Group, Inc. *                                    409
                                                                     -----------
                                                                          18,379
                                                                     -----------
             HEALTH CARE SERVICES (0.2%)
   19,800    RehabCare Group, Inc. *                                         565
                                                                     -----------
             HEALTH CARE TECHNOLOGY (0.1%)
    8,200    Eclipsys Corp. *                                                169
                                                                     -----------
             LIFE SCIENCES TOOLS & SERVICES (0.6%)
   28,300    PAREXEL International Corp. *                                   667
   21,000    Thermo Fisher Scientific, Inc. *                              1,161
                                                                     -----------
                                                                           1,828
                                                                     -----------
             MANAGED HEALTH CARE (2.1%)
   36,170    Aetna, Inc.                                                   1,069
   43,460    CIGNA Corp.                                                   1,393
   32,850    Coventry Health Care, Inc. *                                    780
   27,780    Health Net, Inc. *                                              612
   99,940    UnitedHealth Group, Inc.                                      3,029
                                                                     -----------
                                                                           6,883
                                                                     -----------
             PHARMACEUTICALS (7.1%)
    3,129    Alk Abello A.S. (a)                                             241
   16,100    Ardea Biosciences, Inc. *                                       409
   13,900    AstraZeneca plc ADR                                             615
   70,800    Daiichi Sankyo Co. Ltd. (a)                                   1,232
   35,100    Eisai Co. Ltd. (a)                                            1,202
  264,600    Elan Corp. plc ADR *                                          1,778
   13,600    Eli Lilly and Co.                                               476
   72,800    Forest Laboratories, Inc. *                                   1,985
    5,051    Ipsen S.A. (a)                                                  241
   34,200    King Pharmaceuticals, Inc. *                                    335
   66,300    Medicines Co. *                                                 487
   95,500    Merck & Co., Inc.                                             3,346
  238,100    Pfizer, Inc.                                                  3,981
    3,572    Roche Holdings A.G. (a)                                         564
   93,000    Shionogi & Co. Ltd. (a)                                       1,673
   35,643    Teva Pharmaceutical Industries Ltd. ADR                       2,093
   21,105    UCB S.A. (a),(b)                                                812
   20,600    Warner Chilcott plc "A" *                                       584
   21,000    Watson Pharmaceuticals, Inc. *                                  899
   16,900    XenoPort, Inc. *                                                176
                                                                     -----------
                                                                          23,129
                                                                     -----------
             Total Health Care                                            73,504
                                                                     -----------
             INFORMATION TECHNOLOGY (73.0%)
             ------------------------------
             APPLICATION SOFTWARE (3.1%)
   88,090    Adobe Systems, Inc. *                                         2,959
   53,305    Amadeus IT Holding S.A. "A" *                                   852
   39,125    Citrix Systems, Inc. *                                        1,839

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                                                   Portfolio of Investments |  2

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                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

   54,300    Longtop Financial Technologies Ltd. ADR *               $     1,869
  106,700    TiVo, Inc. *                                                  1,869
   33,600    Vanceinfo Technologies, Inc. *                                  801
                                                                     -----------
                                                                          10,189
                                                                     -----------
             COMMUNICATIONS EQUIPMENT (8.1%)
  168,555    Cisco Systems, Inc. *                                         4,538
   33,100    Finisar Corp. *                                                 495
  606,000    Motorola, Inc. *                                              4,284
   53,000    Polycom, Inc. *                                               1,725
  266,548    QUALCOMM, Inc.                                               10,326
   69,900    Research In Motion Ltd. *                                     4,976
                                                                     -----------
                                                                          26,344
                                                                     -----------
             COMPUTER HARDWARE (12.4%)
  666,357    Acer, Inc. (a)                                                1,806
  104,260    Apple, Inc. *                                                27,224
  417,540    Dell, Inc. *                                                  6,756
   81,986    Hewlett-Packard Co.                                           4,261
                                                                     -----------
                                                                          40,047
                                                                     -----------
             COMPUTER STORAGE & PERIPHERALS (2.2%)
  161,170    NetApp, Inc. *                                                5,588
   58,580    QLogic Corp. *                                                1,134
   24,720    Seagate Technology *                                            454
                                                                     -----------
                                                                           7,176
                                                                     -----------
             DATA PROCESSING & OUTSOURCED SERVICES (8.5%)
   94,545    Alliance Data Systems Corp. *                                 7,097
  101,915    Automatic Data Processing, Inc.                               4,419
   70,450    Genpact Ltd. *                                                1,189
  261,610    TIVIT Terceirizacao De Tecnologia e Servicos S.A.             2,661
   43,435    Visa, Inc. "A"                                                3,919
  459,570    Western Union Co.                                             8,387
                                                                     -----------
                                                                          27,672
                                                                     -----------
             ELECTRONIC COMPONENTS (0.9%)
  114,500    BYD Co. Ltd. "H" (a)                                          1,017
  589,720    Delta Electronics, Inc. (a)                                   1,949
                                                                     -----------
                                                                           2,966
                                                                     -----------
             ELECTRONIC MANUFACTURING SERVICES (0.5%)
  368,786    Hon Hai Precision Industry Corp. Ltd. *(a)                    1,723
                                                                     -----------
             HOME ENTERTAINMENT SOFTWARE (0.3%)
   29,540    Perfect World Co. Ltd. ADR *                                    989
                                                                     -----------
             INTERNET SOFTWARE & SERVICES (6.5%)
  518,000    Alibaba.com Ltd. (a)                                            982
    1,654    Baidu, Inc. ADR *                                             1,140
  113,000    eBay, Inc. *                                                  2,691
   36,570    Equinix, Inc. *                                               3,681
   14,555    Google, Inc. "A" *                                            7,648
   27,200    NetEase.com, Inc. *                                             948
   82,900    Tencent Holdings Ltd. (a)                                     1,702
   18,600    VistaPrint N.V. *                                               959
   71,026    Yahoo!, Inc. *                                                1,174
                                                                     -----------
                                                                          20,925
                                                                     -----------
             IT CONSULTING & OTHER SERVICES (5.0%)
   106,285   Accenture plc "A"                                             4,638
    22,720   Gartner, Inc. *                                                 547
 2,663,710   Hi Sun Technology Ltd. *(a)                                   1,814
    40,780   International Business Machines Corp.                         5,261
   374,610   Sapient Corp.                                                 3,832
                                                                     -----------
                                                                          16,092
                                                                     -----------

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3  | USAA Science & Technology Fund

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                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             SEMICONDUCTOR EQUIPMENT (1.2%)
  158,600    Applied Materials, Inc.                                 $     2,186
  170,300    ASM Pacific Technology Ltd. (a)                               1,622
                                                                     -----------
                                                                           3,808
                                                                     -----------
             SEMICONDUCTORS (9.8%)
   96,810    Analog Devices, Inc.                                          2,897
  360,490    Applied Micro Circuits Corp. *                                4,066
   54,700    Atheros Communications, Inc. *                                2,125
  143,700    Broadcom Corp. "A"                                            4,956
  109,100    Intel Corp.                                                   2,491
  244,610    Maxim Integrated Products, Inc.                               4,750
  115,830    Media Tek, Inc. (a)                                           1,949
  158,000    Richtek Technology Corp. (a)                                  1,653
    2,697    Samsung Electronics Co. Ltd. (a)                              2,040
  176,200    Skyworks Solutions, Inc. *                                    2,967
  264,300    TriQuint Semiconductor, Inc. *                                1,993
                                                                     -----------
                                                                          31,887
                                                                     -----------
             SYSTEMS SOFTWARE (14.2%)
  155,360    BMC Software, Inc. *                                          6,115
   70,480    Check Point Software Technologies Ltd. *                      2,511
  671,624    Microsoft Corp.                                              20,511
  652,860    Oracle Corp.                                                 16,870
                                                                     -----------
                                                                          46,007
                                                                     -----------
             TECHNOLOGY DISTRIBUTORS (0.3%)
  686,060    Digital China Holdings Ltd. (a)                               1,002
                                                                     -----------
             Total Information Technology                                236,827
                                                                     -----------
             Total Common Stocks (cost: $277,435)                        317,389
                                                                     -----------
             WARRANTS (0.0%)

             HEALTH CARE (0.0%)
             ------------------
             BIOTECHNOLOGY (0.0%)
   14,450    Cytokinetics, Inc., acquired 5/19/2009;
               cost $0 (a),(c) (cost: $0)                                      7
                                                                     -----------
             EXCHANGE-TRADED FUNDS (0.5%)
   30,500    iShares S&P North American Technology
               Sector Index Fund (b) (cost: $1,712)                        1,719
                                                                     -----------
             Total Equity Securities (cost: $279,147)                    319,115
                                                                     -----------

             MONEY MARKET INSTRUMENTS (0.9%)

             MONEY MARKET FUNDS (0.9%)
 3,038,885  State Street Institutional Liquid
              Reserve Fund, 0.18% (d)(cost: $3,039)                        3,039
                                                                     ===========

             SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
             FROM SECURITIES LOANED (1.7%)

             MONEY MARKET FUNDS (0.1%)
   13,766    AIM Short-Term Investment Co. Liquid Assets
               Portfolio, 0.15%(d)                                            14
  148,811    BlackRock Liquidity Funds TempFund Portfolio, 0.14%(d)          149
                                                                     -----------
             Total Money Market Funds                                        163
                                                                     -----------

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                                                   Portfolio of Investments |  4

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PRINCIPAL                                                                 MARKET
AMOUNT                                                                     VALUE
(000)        SECURITY                                                      (000)
--------------------------------------------------------------------------------

             REPURCHASE AGREEMENTS (1.6%)
$   2,800    Credit Suisse First Boston LLC, 0.19%, acquired
               on 4/30/2010 and due 5/03/2010 at $2,800
               (collateralized by $2,860 of Fannie Mae(f),
               0.26%(e), due 10/27/2010; market value $2,857)        $     2,800
    2,400    Deutsche Bank Securities, Inc., 0.19%, acquired
               on 4/30/2010 and due 5/03/2010 at $2,400
               (collateralized by $2,380 of U.S. Treasury,
               0.88% and 5.00%, due 3/31/2011 and 8/15/2011;
               combined market value $2,448)                               2,400
                                                                     -----------
             Total Repurchase Agreements                                   5,200
                                                                     -----------
             Total Short-term Investments Purchased With
             Cash Collateral From Securities Loaned
               (cost: $5,363)                                              5,363
                                                                     -----------
             TOTAL INVESTMENTS (COST: $287,549)                      $   327,517
                                                                     ===========

                                                  VALUATION HIERARCHY
($ IN 000s)                                       -------------------

                                         (LEVEL 1)
                                       QUOTED PRICES     (LEVEL 2)
                                         IN ACTIVE         OTHER           (LEVEL 3)
                                          MARKETS       SIGNIFICANT       SIGNIFICANT
                                       FOR IDENTICAL     OBSERVABLE      UNOBSERVABLE
                                          ASSETS           INPUTS           INPUTS           TOTAL
--------------------------------------------------------------------------------------------------

EQUITY SECURITIES:
  COMMON STOCKS                             $289,961        $27,428              $--      $317,389
  WARRANTS                                        --              7               --             7
  EXCHANGE-TRADED FUNDS                        1,719             --               --         1,719
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                           3,039             --               --         3,039
SHORT-TERM INVESTMENTS PURCHASED
WITH CASH COLLATERAL FROM
SECURITIES LOANED:
  MONEY MARKET FUNDS                             163             --               --           163
  REPURCHASE AGREEMENTS                           --          5,200               --         5,200
--------------------------------------------------------------------------------------------------
Total                                       $294,882        $32,635              $--      $327,517
--------------------------------------------------------------------------------------------------

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5  | USAA Science & Technology Fund

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NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Science
& Technology Fund (the Fund), which is classified as diversified under the 1940
Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the
NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the
Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's
NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an
affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the
Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the
Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE.
Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S.
market movements) are significant.

================================================================================

                                          Notes to Portfolio of Investments |  6

================================================================================

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the
Fund, are valued in good faith at fair value, using methods determined by the
Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's
NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of

================================================================================

7  | USAA Science & Technology Fund

================================================================================

the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short- term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the
Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of April 30, 2010, was approximately $5,012,000.

E. SUBSEQUENT EVENTS - Events or transactions that occur after the quarterly report date, but before the quarterly report is issued are categorized as recognized or non-recognized for quarterly report purposes. The Manager has evaluated subsequent events through the date the quarterly report was issued, and has determined there were no events that require recognition or disclosure in the Fund's quarterly report.

F. NEW ACCOUNTING PRONOUNCEMENT - In January 2010, the Financial Accounting
Standards Board issued amended guidance for improving disclosures about fair value measurements that adds new disclosure requirements about significant transfers between Level 1, Level 2, and Level 3, and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15,
2009, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

G. As of April 30, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of
April 30, 2010, were $53,330,000 and $13,362,000, respectively, resulting in net unrealized appreciation of $39,968,000.

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

H. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $324,147,000 at April
30, 2010, and, in total, may not equal 100%. A category percentage of 0.0%
represents less than 0.1% of net assets. Investments in foreign securities were
16.0% of net assets at April 30, 2010.

I. The Fund may rely on certain Securities and Exchange Commission (SEC)
exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the
Investment Company Act of 1940 that would otherwise be applicable.

CATEGORIES & DEFINITIONS

WARRANTS - entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

PORTFOLIO DESCRIPTION ABBREVIATIONS

ADR         American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S.
            dollars.
iShares     Exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares are traded on securities exchanges.

SPECIFIC NOTES
(a)  Security was fair valued at April 30, 2010, by USAA Investment Management
     Company (the Manager) in accordance with valuation procedures approved by the Trust's Board of Trustees.
(b)  The security or a portion thereof was out on loan as of April 30, 2010.
(c)  Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at April 30, 2010, was $7,000, which represented less than 0.1% of the Fund's net assets.
(d)  Rate represents the money market fund annualized seven-day yield at April
     30, 2010.
(e)  Zero-coupon security. Rate represents the effective yield at the date of purchase.
(f)  Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the
     U.S. Treasury, the discretionary authority of the U.S. government to purchase the government- sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
*    Non-income-producing security.

================================================================================

9  | USAA Science & Technology Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was  recorded,  processed,  summarized  and  reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls subsequent to the date of their evaluation.

ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940
(17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    06/23/2010
         -------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    06/23/2010
         ------------------------------

By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    06/23/2010
         ------------------------------

*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.